Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,375,283.32

Principal:
Principal Collections	$15,598,192.49
Prepayments in Full	$8,499,866.22
Liquidation Proceeds	$198,104.83
Recoveries	$106,721.29
Sub Total	$24,402,884.83
Collections	$25,778,168.15

Purchase Amounts:
Purchase Amounts Related to Principal	$323,918.47
Purchase Amounts Related to Interest	$1,485.93
Sub Total	$325,404.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,103,572.55

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,103,572.55
Servicing Fee	$350,725.31	$350,725.31	$0.00	$0.00	$25,752,847.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,752,847.24
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,752,847.24
Interest - Class A-3 Notes	$107,744.85	$107,744.85	$0.00	$0.00	$25,645,102.39
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$25,543,167.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,543,167.39
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$25,486,559.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,486,559.56
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$25,444,405.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,444,405.23
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$25,387,545.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,387,545.90
Regular Principal Payment	$23,857,912.38	$23,857,912.38	$0.00	$0.00	$1,529,633.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,529,633.52
Residual Released to Depositor	$0.00	$1,529,633.52	$0.00	$0.00	$0.00
Total		$26,103,572.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,857,912.38
Total					$23,857,912.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,857,912.38	$50.59	$107,744.85	$0.23	$23,965,657.23	$50.82
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$23,857,912.38	$15.91	$365,301.34	$0.24	$24,223,213.72	$16.15

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$192,975,847.80	0.4091939	$169,117,935.42	0.3586046
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$406,105,847.80	0.2707860	$382,247,935.42	0.2548778

Pool Information
Weighted Average APR	3.997%	3.998%
Weighted Average Remaining Term	31.80	31.02
Number of Receivables Outstanding	32,434	31,350
Pool Balance	$420,870,367.14	$396,058,827.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$406,105,847.80	$382,247,935.42
Pool Factor	0.2756193	0.2593707

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$13,810,891.99
Targeted Overcollateralization Amount	$13,810,891.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,810,891.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$191,457.72
(Recoveries)		104	$106,721.29
Net Loss for Current Collection Period			$84,736.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2416%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7899%
Second Preceding Collection Period			0.3293%
Preceding Collection Period			0.6487%
Current Collection Period			0.2489%
Four Month Average (Current and Preceding Three Collection Periods)			0.5042%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,794	$8,145,824.04
(Cumulative Recoveries)			$909,801.75
Cumulative Net Loss for All Collection Periods			$7,236,022.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4739%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,147.03
Average Net Loss for Receivables that have experienced a Realized Loss			$1,907.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	413	$6,985,021.79
61-90 Days Delinquent	0.15%	35	$589,733.19
91-120 Days Delinquent	0.05%	9	$178,436.64
Over 120 Days Delinquent	0.27%	49	$1,061,827.68
Total Delinquent Receivables	2.23%	506	$8,815,019.30

Repossession Inventory:
Repossessed in the Current Collection Period		22	$369,941.79
Total Repossessed Inventory		30	$592,574.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3206%
Preceding Collection Period			0.3361%
Current Collection Period			0.2967%
Three Month Average			0.3178%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer